Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Related Party Transactions

Note 18 — Related Party Transactions

Devizes International Consulting Limited CP Exploration.    A director of Celtique, with which the Company co-owned equally several licenses in the UK until their disposition upon closing the transactions contemplated by the Weald Agreements on August 11, 2016, is also the sole owner of Devizes International Consulting Limited (“Devizes”) and CP Exploration. Devizes and CP Exploration perform consulting services for MPUK. The Company recorded $21 thousand of consulting fees related to CP Exploration during the three months ended September 30, 2016, and $25 thousand of consulting fees related to Devizes during the three months ended September 30, 2015.

Mervyn Cowie.    Mervyn Cowie, a former employee of the Company’s MPA subsidiary, currently serves both as a director of MPA and its subsidiaries and as a consultant to MPA. Since December 1, 2014, the recurring monthly fee payable to Mr. Cowie for his consulting services amounts to A$5,400.

Mi3 Petroleum Engineering.    In connection with its purchase of an option to acquire CO2 from Farnham Dome, on August 14, 2014, the Company formed a subsidiary, Utah CO2. On December 1, 2014, two other non-controlling interest owners became members of Utah CO2, one of which is Mi4 Oil and Gas, LLC (“Mi4”), a Colorado limited liability company majority owned by Mi3. Mi3 has performed consulting work for both Utah CO2 and other Magellan entities. During the three months ended September 30, 2016, and 2015, the Company recorded $0 and $292 thousand of consolidated expense related to fees payable to Mi3. During the three months ended September 30, 2016, and 2015, $0 and $292 thousand, respectively, of the related expense was included in discontinued operations in the accompanying condensed consolidated statements of operations.

One Stone Exchange.    On March 31, 2016, the Company and its sole preferred stockholder entered into an Exchange Agreement providing for the exchange of 100% of the outstanding shares of Magellan Series A Preferred Stock for the assignment to the preferred stockholder of 100% of the Company’s interest in the CO2 Business, subject to certain conditions including Magellan stockholder approval. The transactions contemplated by the Exchange Agreement closed on August 1, 2016. Refer to Note 3 — One Stone Exchange for further information.

Note 17 — Related Party Transactions

Devizes International Consulting Limited. A director of Celtique, with which the Company co-owns equally several licenses in the UK, is also the sole owner of Devizes International Consulting Limited (“Devizes”). Devizes performs consulting services for MPUK. The Company recorded $59 thousand and $147 thousand of consulting fees related to Devizes for the fiscal years ended June 30, 2016, and 2015, respectively.

Mervyn Cowie. Mervyn Cowie, a former employee of the Company’s MPA subsidiary, currently serves both as a director of MPA and its subsidiaries and as a consultant to MPA. Since December 1, 2014, the recurring monthly fee payable to Mr. Cowie for his consulting services amounts to AUD $5,400.

Mi3 Petroleum Engineering. In association with its purchase of an option to acquire CO2 from Farnham Dome, on August 14, 2014, the Company formed a subsidiary, Utah CO2. On December 1, 2014, two other non-controlling interest owners became members of Utah CO2, one of which is Mi4 Oil and Gas, LLC (“Mi4”), a Colorado limited liability company majority owned by Mi3. Mi3 performs ongoing consulting work for both Utah CO2 and other Magellan entities. During the years ended June 30, 2016, and 2015, respectively, the Company recorded $293 thousand and $1.1 million of consolidated expense related to fees payable to Mi3. During the years ended June 30, 2016, and 2015, $293 thousand and $1.1 million, respectively, of the related expense was included in discontinued operations in the accompanying consolidated statement of operations.

One Stone Exchange. On March 31, 2016, the Company and its sole preferred stockholder entered into an Exchange Agreement providing for the exchange of 100% of the outstanding shares of Magellan Series A Preferred Stock for the assignment to the preferred stockholder of 100% of the Company’s interest in the CO2 Business, subject to certain conditions including Magellan stockholder approval. Refer to Note 2 — One Stone Exchange for further information.

One Stone
Related Party Transactions

Note 3 — One Stone Exchange

On March 31, 2016, Magellan and One Stone entered into the Exchange Agreement. The Exchange Agreement provides, upon the terms and subject to the conditions set forth in the Exchange Agreement, for the transfer by One Stone to the Company of 100% of the outstanding shares of Magellan Series A Preferred Stock, in consideration for the assignment to and assumption by One Stone of 100% of the outstanding membership interests in Nautilus Poplar LLC, and 51% of the outstanding common units in Utah CO2 LLC, as adjusted by the Cash Amount (as defined in the Exchange Agreement and discussed further below).

On August 1, 2016, all the conditions to the closing of the Exchange were met and the Exchange was consummated. The primary conditions to closing included i) the receipt of the approval of the Exchange by the Company’s stockholders, which was received on July 13, 2016, during the Company’s annual and special meeting of stockholders, ii) the consent of West Texas State Bank (“WTSB”) to release a guaranty provided by Magellan, and iii) the payment of the Cash Amount. If the customary closing conditions had not been satisfied, and the Exchange Agreement had been terminated by either party as a result of the failure to obtain the requisite approval by Magellan stockholders, the Company would have been required to reimburse One Stone for all documented out-of-pocket fees and expenses incurred by One Stone in connection with the Exchange Agreement, subject to a maximum of $200 thousand in the aggregate. On August 1, 2016, the transactions contemplated by the Exchange Agreement closed and the Company received the Cash Amount, which amounted to $900 thousand. The Company recorded the excess of the proceeds, such proceeds consisting of (i) the carrying amount of the preferred stock; plus (ii) the Cash Amount; plus (iii) the principal amount of the secured promissory note, over the fair value of the net assets of the CO2 Business as a contribution to equity from One Stone, resulting in an increase to capital in excess of par value of approximately $9.9 million (Note 5). Transaction costs associated with the Exchange Agreement were charged to expense and recorded in discontinued operations and amounted to approximately $968 thousand in the aggregate.

The Exchange Agreement was given economic effect as of September 30, 2015 (the “Effective Date”). As such, at closing, One Stone was expected to pay the Company an amount in cash equal to i) any transaction costs One Stone had agreed to pay pursuant to the Exchange Agreement that had not been paid on or prior to closing, ii) minus (if positive) or plus (if negative) the net revenues and expenses attributable to NP after the Effective Date, plus iii) certain specified liabilities of NP actually paid by the Company or NP prior to closing, minus, (iv) the Loan Amount (the “Cash Amount”). The purpose of the Cash Amount was primarily to reimburse the Company for the funding of the operations of NP during the period between September 30, 2015, and the closing of the Exchange, which operations resulted in a loss in the aggregate for the period. At the end of June 2016, the Company provided One Stone with a preliminary estimate of the Cash Amount, which amounted to $1.2 million. On August 1, 2016, the final amount agreed between the parties and paid by One Stone to the Company was $900 thousand. In addition, Messrs. Israel and Gluzman, One Stone’s representatives on the Company’s Board of Directors, i) agreed to forgo the amount of director compensation, in cash and stock, owed to them and outstanding as of the closing date, which was estimated at approximately $174 thousand in the aggregate and ii) ceased serving as members of the Board effective as of August 1, 2016.

Pursuant to the Exchange Agreement, on April 15, 2016, Magellan and One Stone i) entered into a Secured Promissory Note (the “Note”) pursuant to which One Stone made a loan to Magellan in the aggregate amount of $625 thousand (the “Loan Amount”) and ii) simultaneously entered into a Pledge Agreement pursuant to which Magellan pledged, assigned and granted to One Stone a security interest in the Company’s interests in MPA, as collateral for the loan. The purpose of the Note was primarily to fund the payment of outstanding payables with certain vendors of the CO2 Business to maintain its ongoing operations between signing of the Exchange Agreement and closing of the Exchange. The Note did not bear interest up until closing of the Exchange, was expected to be forgiven upon closing of the Exchange, and if the Exchange had not closed, would have become due and payable on August 1, 2016, or, in the case of a breach of the Exchange Agreement by One Stone, on August 1, 2017, and would have borne interest from the date of termination of the Exchange Agreement at a rate of the prime rate of interest plus 1% (4.5% at August 1, 2016). Upon closing of the Exchange on August 1, 2016, the Loan Amount was deemed paid in full and no further amounts under the Note were owed by the Company. Also, One Stone assumed all assets and virtually all liabilities related to the CO2 Business, which included a term loan with WTSB and outstanding accounts payable related to the CO2 Business.

The Exchange Agreement may have been terminated under certain circumstances, including in specified circumstances in connection with receipt of a Superior Proposal, as such term is defined in the Exchange Agreement. In connection with a termination of the Exchange Agreement in the event of a Superior Proposal, a breach by the Company of the non-solicitation provision, or following a change by the Board of its recommendation to stockholders, in addition to amounts discussed above, the Company would have been required to pay to One Stone a termination fee of $750 thousand.

In addition, since the Exchange constituted a disposition of substantially all of the Company’s US assets, the acceleration provisions of the grants of performance-based and market-based options made in October 2013 and October 2014 took effect, and these options became fully vested as of the closing of the Exchange. The remaining unamortized expense related to these grants as of the closing date was expensed, which expense amounted to approximately $369 thousand, including release of forfeitures. Following the closing of the Exchange, the Company canceled all issued and outstanding shares of Series A Preferred Stock, including PIK dividends owing for the period between June 30, 2016 and August 1, 2016, which amounted to 22,815,748 shares, and eliminated its preferred stock (Note 12).

Note 2 — One Stone Exchange

On March 31, 2016, Magellan and One Stone entered into an Exchange Agreement (the “Exchange Agreement”). The Exchange Agreement provides, upon the terms and subject to the conditions set forth in the Exchange Agreement, for the transfer by One Stone to the Company of 100% of the outstanding shares of Magellan Series A convertible preferred stock (the “Series A Preferred Stock”) in consideration for the assignment to and assumption by One Stone of 100% of the outstanding membership interests in Nautilus Poplar LLC and 51% of the outstanding common units in Utah CO2 LLC (“Utah CO2,” and together with Nautilus Poplar LLC, the “CO2 Business”), as adjusted by the Cash Amount (as defined in the Exchange Agreement and discussed further below) (the “Exchange”).

The closing of the Exchange was subject to customary closing conditions, including, among others, the receipt of Magellan stockholder approval and the consent of West Texas State Bank (“WTSB”) to release a guaranty provided by Magellan. The Exchange Agreement has been approved by each of the Special Committee and the Company’s Board of Directors. Stockholders of the Company were asked to vote on the approval of the Exchange Agreement at a stockholder meeting that took place on July 13, 2016, at which the Exchange Agreement was approved by the stockholders. One Stone was required to vote all shares of Series A Preferred Stock in favor of the Exchange Agreement at the meeting of Magellan stockholders. If the customary closing conditions had not been satisfied, and the Exchange Agreement had been terminated by either party as a result of the failure to obtain the requisite approval by Magellan stockholders, the Company would have been required to reimburse One Stone for all documented out-of-pocket fees and expenses incurred by One Stone in connection with the Exchange Agreement, subject to a maximum of $200 thousand in the aggregate. On August 1, 2016, the transactions contemplated by the Exchange Agreement closed and the Company received the Cash Amount, which amounted to $900 thousand.

Pursuant to the Exchange Agreement, on April 15, 2016, Magellan and One Stone i) entered into a Secured Promissory Note (the “Note”) pursuant to which One Stone made a loan to Magellan in the aggregate amount of $625 thousand (the “Loan Amount”) and ii) simultaneously entered into a Pledge Agreement pursuant to which Magellan pledged, assigned and granted to One Stone a security interest in the Company’s interests in MPA, as collateral for the loan. Magellan was required to use the borrowed amounts to satisfy transaction costs and pay certain outstanding accounts payable primarily related to the CO2 Business to maintain its ongoing operations between signing of the Exchange Agreement and closing. The Note did not bear interest up until closing of the Exchange, was expected to be forgiven upon closing of the Exchange, and if the Exchange had not closed, would have become due and payable on August 1, 2016, or, in the case of a breach of the Exchange Agreement by One Stone, August 1, 2017, and would have borne interest from the date of termination of the Exchange Agreement at a rate of the prime rate of interest plus 1% (4.5% at June 30, 2016). At the closing of the Exchange, the Loan Amount was deemed paid in full and no further amounts under the Note are required to be repaid by the Company.

The Exchange Agreement has been given economic effect as of September 30, 2015 (the “Effective Date”). At closing, One Stone was expected to pay the Company an amount in cash equal to i) any transaction costs One Stone has agreed to pay pursuant to the Exchange Agreement that have not been paid on or prior to closing, ii) minus (if positive) or plus (if negative) the net revenues and expenses attributable to NP after the Effective Date, plus iii) certain specified liabilities of NP actually paid by the Company or NP prior to closing, minus, (iv) the Loan Amount (the “Cash Amount”). The purpose of the Cash Amount is primarily to reimburse the Company for the funding of the operations of NP during the period between September 30, 2015, and the closing of the Exchange, which operations resulted in a loss in the aggregate for the period. At the end of June 2016, the Company provided a preliminary estimate of the Cash Amount, which amounted to $1.2 million. On August 1, 2016, the final amount agreed between the parties and paid by One Stone to the Company was $900 thousand. In addition, One Stone and Messrs. Gluzman and Israel agreed that the Company would not be required to pay the outstanding fees owed to Messrs. Gluzman and Israel as compensation for services as directors of the Company, which outstanding fees amounted to approximately $174 thousand in a combination of cash and stock of the Company.

The Exchange Agreement may have been terminated under certain circumstances, including in specified circumstances in connection with receipt of a Superior Proposal, as such term is defined in the Exchange Agreement. In connection with the termination of the Exchange Agreement in the event of a Superior Proposal, a breach by the Company of the non-solicitation provision, or following a change by the Board of its recommendation to stockholders, in addition to amounts discussed above, the Company would have been required to pay to One Stone a termination fee of $750 thousand.